WORLD OMNI FINANCIAL CORP.

190 Jim Moran Boulevard

Deerfield Beach, Florida 33442

954-429-2000

March 28, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attn: Filing Desk

Re:	World Omni Auto Receivables Trust 2012-A

Gentlemen:

Enclosed on behalf of World Omni Auto Receivables Trust 2012-A (the "Company") is one copy, with exhibits, of the Company's Annual Report on Form 10-K being filed pursuant to Section 15(d) of the Securities Exchange Act of 1934, as amended, and the rules thereunder, including Rule 101 of Regulation S-T. This report is for the period ending December 31, 2013.

Sincerely,

/s/ Alan Browdy
Alan Browdy
Vice President - Corporate Controller
JM Family Enterprises, Inc.

cc:	PricewaterhouseCoopers LLP

Patricia Roach - World Omni Financial Corp.